Stockholders' Equity - September 2018 Financing (Q3) (Details) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 24, 2018 USD ($) shares	Sep. 20, 2018 USD ($) $ / shares shares	Jan. 31, 2016 shares	Sep. 30, 2018 USD ($) shares	Mar. 31, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2018 USD ($) shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Apr. 20, 2017 USD ($)
Class of Stock [Line Items]
Net proceeds from sale of common stock and warrants after transaction costs							$ 9,600	$ 9,600
Shares issuable upon exercise of warrants (in shares) | shares				13,095,000					13,095,000		7,084,000
Fair value of warrants recorded as equity													$ 800
Change in fair value of warrant liability	$ 100			$ 0	$ 222	$ 296			$ (222)	$ 588	$ 646	$ (7,479)
Warrants canceled (shares) | shares	2,677,160
Transaction costs									$ 637	$ 1,235	$ 1,392	$ 641
Common Stock
Class of Stock [Line Items]
Issuance of common stock (in shares) | shares			252,842
September 2018 Financing
Class of Stock [Line Items]
Net proceeds from sale of common stock and warrants after transaction costs		$ 1,100
September 2018 Financing | Common Stock
Class of Stock [Line Items]
Issuance of common stock (in shares) | shares		4,600,000
Shares issued, price per share (in usd per share) | $ / shares		$ 0.27
Transaction costs		$ 200
September 2018 Financing Warrants
Class of Stock [Line Items]
Fair value of warrants recorded as equity		$ 900
September 2018 Warrants | September 2018 Financing
Class of Stock [Line Items]
Warrant expiration period		5 years
September 2018 Warrants | September 2018 Financing | Option Pricing Model | Expected Term
Class of Stock [Line Items]
Warrants, measurement input, term		5 years 6 months
September 2018 Warrants | September 2018 Financing | Option Pricing Model | Expected Volatility
Class of Stock [Line Items]
Warrants, measurement input		1.073
September 2018 Warrants | September 2018 Financing | Option Pricing Model | Expected Dividend Rate
Class of Stock [Line Items]
Warrants, measurement input		0
September 2018 Warrants | September 2018 Financing | Option Pricing Model | Risk-Free Interest Rate
Class of Stock [Line Items]
Warrants, measurement input		0.0297
September 2018 Warrants, Tranche 1 | September 2018 Financing
Class of Stock [Line Items]
Shares issuable upon exercise of warrants (in shares) | shares		3,450,000
Warrant vesting period		6 months
Warrant exercise price (in usd per share) | $ / shares		$ 0.30
September 2018 Warrants, Tranche 2 | September 2018 Financing
Class of Stock [Line Items]
Shares issuable upon exercise of warrants (in shares) | shares		2,677,160
Warrant vesting period		6 months
Warrant exercise price (in usd per share) | $ / shares		$ 0.40
September 2018 Placement Agent Warrants | September 2018 Financing
Class of Stock [Line Items]
Warrant vesting period		6 months
Warrant exercise price (in usd per share) | $ / shares		$ 0.3375
Warrant expiration period		5 years
September 2018 Placement Agent Warrants | September 2018 Financing | Option Pricing Model | Expected Term
Class of Stock [Line Items]
Warrants, measurement input, term		5 years 6 months
September 2018 Placement Agent Warrants | September 2018 Financing | Option Pricing Model | Expected Volatility
Class of Stock [Line Items]
Warrants, measurement input		1.073
September 2018 Placement Agent Warrants | September 2018 Financing | Option Pricing Model | Expected Dividend Rate
Class of Stock [Line Items]
Warrants, measurement input		0
September 2018 Placement Agent Warrants | September 2018 Financing | Option Pricing Model | Risk-Free Interest Rate
Class of Stock [Line Items]
Warrants, measurement input		0.0297
Canceled Warrants
Class of Stock [Line Items]
Fair value of warrants recorded as equity	$ 600
H.C. Wainwright | September 2018 Placement Agent Warrants | September 2018 Financing
Class of Stock [Line Items]
Shares issuable upon exercise of warrants (in shares) | shares		230,000